Taxation - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Taxation
Total deferred tax expense	€ 346	€ 295
Deferred tax assets	€ 19,716		€ 20,177 [1]
Luxembourg
Taxation
Utilization period beyond which tax losses are not recognised	60 years
Luxembourg | Tax losses
Taxation
Total deferred tax expense	€ 319
Luxembourg | Minimum
Taxation
Utilisation period of tax losses (in years)	53 years		52 years
Luxembourg | Maximum
Taxation
Utilisation period of tax losses (in years)	58 years		57 years

[1]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.